Lines of Credit	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Line of Credit Abstract]
Lines of Credit

Note 3 - Lines of Credit

The Company had $1,000,000 available under a line of credit bearing interest at prime plus 0.5% (3.75% at September 30, 2021) which expired October 29, 2021. The bank provided a 30-day grace period to repay the line to November 29, 2021. The line of credit was collateralized by certain real estate owned by stockholders and a family member of a stockholder, 7,026,894 shares of the Company's common stock owned by two stockholders, personal guarantees of two stockholders, and a key man life insurance policy. In addition, a 20% curtailment of the outstanding balance may occur any time prior to maturity. The outstanding balance was $0 and $0 at September 30, 2022 and June 30, 2022, respectively.

The Company has up to $1,000,000 available credit line under an accounts receivable factoring agreement through July 30, 2022. This agreement automatically renews for a two year period unless notice is given. Total available credit under the factoring agreement was $873,375 and $989,680 as of September 30, 2022 and June 30, 2022, respectively. See Note 10.

On August 31, 2022, the Company received proceeds of $155,837 under an equity line of credit with a bank - First Citizens Bank. The $160,000 line of credit bears interest at prime plus 1% and matures August 25, 2027. Collateral on the line of credit includes a certain fixed asset of the Company. The outstanding balance was $160,000 and $0 at September 30, 2022 and June 30, 2022, respectively.

Note 3 – Line of Credit

The Company had $1,000,000 available under a line of credit bearing interest at prime plus 0.5% (3.75% at June 30, 2021) which expired October 29, 2021. The bank provided a 30-day grace period to repay the line to November 29, 2021. The line of credit was collateralized by certain real estate owned by stockholders and a family member of a stockholder, 7,026,894 shares of the Company's common stock owned by two stockholders, personal guarantees of two stockholders, and a key man life insurance policy. In addition, a 20% curtailment of the outstanding balance may occur any time prior to maturity. The outstanding balance was $0 and $991,598 at June 30, 2022 and 2021, respectively. The line of credit was paid off in November of 2021.

The Company has up to $1,000,000 available credit line under an accounts receivable factoring agreement through July 30, 2022. This agreement automatically renews for a two year period unless notice is given. Total available credit under the factoring agreement was $1,000,000 as of June 30, 2022. See Note 11.